Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Parentheticals) (Details)	6 Months Ended
Jun. 30, 2025
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Income tax benefit rate	25.00%